Management of financial risks and financial instruments - Additional information (Details) £ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)
XP Holdings
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk	$ 83,991		$ 74,150
XP Advisors Inc
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk	$ 8,803		$ 5,744
XP Holdings UK Ltd
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk | £		£ 12,861		£ 6,967